Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employee Stock Option - INR (₨)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Options
Options outstanding, beginning of period	151,682,461	158,106,016	168,168,760
Addition on account of eHDFC merger	₨ 48,559,681	₨ 0	₨ 0
Granted	24,384,690	30,480,145	25,628,600
Exercised	(46,304,966)	(34,201,810)	(32,764,494)
Forfeited	(2,198,002)	(2,175,700)	(2,639,100)
Lapsed	(464,440)	(526,190)	(287,750)
Options outstanding, end of period	175,659,424	151,682,461	158,106,016
Options exercisable, end of period	98,829,856	65,124,916	65,321,116
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 1,264.86	₨ 1,175.65	₨ 1,063.79
Addition on account of eHDFC merger	1,124.77	0	0
Granted	1,611.84	1,425.69	1,427.29
Exercised	1,133.72	998.73	796.52
Forfeited	1,363.8	1,274.53	1,231.84
Lapsed	1,151.88	1,033.65	870.34
Options outstanding, end of period	1,307.93	1,264.86	1,175.65
Options exercisable, end of period	1,201.65	1,162.96	1,036.49
Weighted average fair value of options granted during the year	₨ 607.28	₨ 548.11	₨ 415.12